Document and Entity Information	Oct. 19, 2021
Cover [Abstract]
Entity Registrant Name	BOTTOMLINE TECHNOLOGIES INC
Amendment Flag	false
Entity Central Index Key	0001073349
Document Type	8-K
Document Period End Date	Oct. 19, 2021
Entity File Number	000-25259
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	02-0433294
Entity Address, Address Line One	325 Corporate Drive
Entity Address, Postal Zip Code	03801-6808
Entity Address, City or Town	Portsmouth
Entity Address, State or Province	NH
City Area Code	(603)
Local Phone Number	436-0700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.001 par value per share
Trading Symbol	EPAY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false